Long-Term Debt and Bonds, Sale and Lease-Back Financing (Details) - Sale and Lease-Back Financing [Member] $ in Thousands			12 Months Ended
	Sep. 01, 2025 USD ($)	Jul. 29, 2025 USD ($)	Dec. 31, 2025 Intallment Agreement
Hull 1515 [Member]
Long-Term Debt and Bonds [Abstract]
Bareboat financing amount		$ 44,250
Term of charter		8 years
Arrangement fee percentage			0.80%
Hull 1596 [Member]
Long-Term Debt and Bonds [Abstract]
Bareboat financing amount	$ 45,392
Term of charter	10 years
Arrangement fee percentage			1.60%
Hull 1515 and H1596 [Member]
Long-Term Debt and Bonds [Abstract]
Number of sale and lease back agreements | Agreement			2
Frequency of loan repayments			monthly
Number of balloon installment payments | Intallment			1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, maturity date range, start			Jun. 30, 2033
Debt Instrument, maturity date range, end			Aug. 31, 2035
Hull 1515 and H1596 [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate			2.10%
Hull 1515 and H1596 [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate			2.425%